Supplement Dated August 1, 2012 to your Prospectus

Effective on or about September 27, 2012, Lord Abbett Capital Structure Portfolio is renamed Lord Abbett Calibrated Dividend Growth Portfolio.

This Supplement Should Be Retained For Future Reference.

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